SCHEDULE OF ESTIMATED QUANTITIES OF PROVED RESERVES (Details) - White River Holdings Corp [Member] - bbl	Mar. 31, 2022	Mar. 31, 2021
Net Proved Developed, Producing	169,688	462,914
Net Proved Developed, Non-Producing
Total Net Proved Developed	169,688	462,914
Net Proved Undeveloped
Total Net Proved	169,688	462,914